Related party transactions	12 Months Ended
Dec. 31, 2019
Related Party [Abstract]
Related party transactions

35	Related party transactions
Related parties of the Group and HSBC Holdings include subsidiaries, associates, joint ventures, post-employment benefit plans for HSBC employees, Key Management Personnel (‘KMP’) as defined by IAS 24, close family members of KMP and entities that are controlled or jointly controlled by KMP or their close family members. KMP are defined as those persons having authority and responsibility for planning, directing and controlling the activities of HSBC Holdings plc. These individuals also constitute ‘senior management’ for the purposes of the Hong Kong Listing Rules. Following a review of the application of IAS 24, it was determined that the roles of Chief Legal Officer, Group Head of Internal Audit, Group Chief Human Resources Officer, Group Chief Compliance Officer, Group Company Secretary and Chief Governance Officer, Head of Wholesale Market and Credit Risk and Group Chief of Staff did not meet the criteria for KMP as provided for in the standard.
Particulars of transactions with related parties are tabulated below. The disclosure of the year-end balance and the highest amounts outstanding during the year is considered to be the most meaningful information to represent the amount of the transactions and outstanding balances during the year.
Key Management Personnel
Details of Directors’ remuneration and interest in shares are disclosed in the ‘Directors’ remuneration report’ on pages 220 to 247. IAS 24 ‘Related party disclosures’ requires the following additional information for key management compensation.

Compensation of Key Management Personnel
	2019	2018	2017
	$m	$m	$m
Short-term employee benefits	64	52	43
Other long-term employee benefits	8	6	5
Share-based payments	27	34	35
Year ended 31 Dec	99	92	83

Shareholdings, options and other securities of Key Management Personnel
	2019	2018
	(000s)	(000s)
Number of options held over HSBC Holdings ordinary shares under employee share plans	18	24
Number of HSBC Holdings ordinary shares held beneficially and non-beneficially	15,546	17,940
At 31 Dec	15,564	17,964

Transactions and balances during the year with Key Management Personnel
		2019		2018
		Balance at 31 Dec	Highest amounts outstanding during year	Balance at 31 Dec	Highest amounts outstanding during year
	Footnotes	$m	$m	$m	$m
Key Management Personnel	1
Advances and credits	2	283	328	169	288
Guarantees		34	34	0.6	0.6
Deposits	3	268	659	300	802

1	Includes Key Management Personnel, close family members of Key Management Personnel and entities that are controlled or jointly controlled by Key Management Personnel or their close family members.

2	Advances and credits entered into by subsidiaries of HSBC Holdings plc during 2019 with Directors, disclosed pursuant to section 413 of the Companies Act 2006, totalled $3m (2018: $1m).

3	Comparatives have been re-presented to correct foreign currency translation errors impacting 2018 reported balances.
Some of the transactions were connected transactions as defined by the Rules Governing The Listing of Securities on The Stock Exchange of Hong Kong Limited, but were exempt from any disclosure requirements under the provisions of those rules. The above transactions were made in the ordinary course of business and on substantially the same terms, including interest rates and security, as for comparable transactions with persons of a similar standing or, where applicable, with other employees. The transactions did not involve more than the normal risk of repayment or present other unfavourable features.
Associates and joint ventures
The Group provides certain banking and financial services to associates and joint ventures including loans, overdrafts, interest and non-interest bearing deposits and current accounts. Details of the interests in associates and joint ventures are given in Note 18.

Transactions and balances during the year with associates and joint ventures
	2019		2018
	Highest balance during the year	Balance at 31 Dec	Highest balance during the year	Balance at 31 Dec
	$m	$m	$m	$m
Unsubordinated amounts due from joint ventures	132	123	130	115
Unsubordinated amounts due from associates	4,554	2,054	3,887	3,000
Amounts due to associates	2,517	516	2,020	273
Amounts due to joint ventures	28	28	22	22
Guarantees and commitments	647	407	790	523
The above outstanding balances arose in the ordinary course of business and on substantially the same terms, including interest rates and security, as for comparable transactions with third-party counterparties.
Post-employment benefit plans
At 31 December 2019, $5.4bn (2018: $4.4bn) of HSBC post-employment benefit plan assets were under management by
HSBC companies, earning management fees of $8m in 2019 (2018: $8m). At 31 December 2019, HSBC’s post-employment benefit plans had placed deposits of $530m (2018: $297m) with its banking subsidiaries, earning interest payable to the schemes of $0.3m (2018: nil). The above outstanding balances arose from the ordinary course of business and on substantially the same terms, including interest rates and security, as for comparable transactions with third-party counterparties.
The combined HSBC Bank (UK) Pension Scheme enters into swap transactions with HSBC to manage inflation and interest rate sensitivity of its liabilities and selected assets. At 31 December 2019, the gross notional value of the swaps was $9.9bn (2018: $10.5bn); these swaps had a positive fair value to the scheme of $1.2bn (2018: $1.0bn); and HSBC had delivered collateral of $1.2bn (2018: $1.0bn) to the scheme in respect of these arrangements. All swaps were executed at prevailing market rates and within standard market bid/offer spreads.
HSBC Holdings
Details of HSBC Holdings’ subsidiaries are shown in Note 37.

Transactions and balances during the year with subsidiaries
	2019		2018
	Highest balance during the year	Balance at 31 Dec	Highest balance during the year	Balance at 31 Dec
	$m	$m	$m	$m
Assets
Cash and balances with HSBC undertakings	5,029	2,382	16,473	3,509
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	61,964	61,964	23,513	23,513
Derivatives	3,902	2,002	1,235	707
Loans and advances to HSBC undertakings	43,436	10,218	77,311	56,144
Prepayments, accrued income and other assets	655	480	—	—
Investments in subsidiaries	163,258	161,473	160,231	160,231
Total related party assets at 31 Dec	278,244	238,519	278,763	244,104
Liabilities
Amounts owed to HSBC undertakings	1,553	464	2,040	949
Derivatives	2,183	2,021	3,639	2,159
Subordinated liabilities	892	892	892	892
Total related party liabilities at 31 Dec	4,628	3,377	6,571	4,000
Guarantees and commitments	11,541	11,061	11,629	8,627

The above outstanding balances arose in the ordinary course of business and on substantially the same terms, including interest rates and security, as for comparable transactions with third-party counterparties.
Some employees of HSBC Holdings are members of the HSBC Bank (UK) Pension Scheme, which is sponsored by a separate Group company. HSBC Holdings incurs a charge for these employees equal to the contributions paid into the scheme on their behalf. Disclosure in relation to the scheme is made in Note 5.